GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 20 – GOING CONCERN

The accompanying Consolidated Financial Statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying Consolidated Financial Statements, during the three months ending June 30, 2021, the Company incurred a net loss of $373,214, and during the six months ending June 30, 2021, incurred a net loss of $2,192,939, used cash in operations of $875,555 and had a stockholders’ deficit of $3,990,635 as of June 30, 2021. In the year ending December 31, 2020, the Company incurred a net loss of $3,125,595, used cash in operations of $1,370,123 and had a stockholders’ deficit of $4,244,153 as of December 31, 2020.

The Company attributes this increase to losses incurred from corporate related expenses during the six months ending June 30, 2021. During the first quarter of fiscal 2021, the Company signed a Securities Purchase Agreement, whereas, the Company incurred interest expense to warrants on a convertible note and a loss on the derivatives, which were integral to the growth of the Company. During the second quarter, the Company attributes the increase to costs related to our Beverage Segment of selling, general and administrative expenses, specifically salaries, which are integral to the success of the Company. The Company continued to be impacted by the COVID-19 pandemic during the second quarter of the 2021 fiscal year as the Company continues its efforts to sign more favorable agreements with larger, reputable tier 1 and mid-size distributors and grocery chains. These contracts saw unforeseen delays and were additionally impacted by the COVID-19 pandemic during the 2020 fiscal year. COVID-19 delayed the Company’s launch of a variety of new products during most of the 2020 fiscal year – drinks and non-drink line broadening items. COVID-19 continues to impact the Company in fiscal year 2021 with logistical delays in delivery of our products to customers. In addition, the Company has experienced delays in obtaining product related to logistical delays. Despite the increase in losses and impacts from COVID-19, the Company realized an increase in sales in the first two quarters of fiscal 2021 over the previous first two quarters of fiscal 2020. The Company attributes this to the acquisition of S and S, which has added to the Company’s portfolio. In addition, the Company has signed more favorable agreements with larger, reputable tier 1 and mid-size distributors and grocery chains that resulted in unforeseen delays and had been impacted by the COVID-19 pandemic. We expect that revenue will increase during the balance of fiscal 2021 as distribution related to our current distributors that had been affected by COVID-19, but have resumed more normal distribution, are seeing fewer forward-looking impacts from the COVID-19 pandemic. The Company expects that it will continue to enter additional, larger, more favorable agreements with larger, tier 1 and mid-size distributors in our Beverage Segment during the balance of fiscal 2021.

As a result, the Company’s continuation as a going concern is dependent on the ability to obtain additional financing until we can generate sufficient cash flow from operations to meet our obligations. We intend to continue to seek additional debt or equity financing to continue our operations. There is no assurance that we will ever be profitable or that debt or equity financing will be available to us in the amounts, on terms, and at times deemed acceptable to us, if at all. The issuance of additional equity securities by us would result in a significant dilution in the equity interests of our current stockholders. Obtaining commercial loans, assuming those loans would be available, would increase our liabilities and future cash commitments. If we are unable to obtain financing in the amounts and on terms deemed acceptable to us, we may be unable to continue our business, as planned, and as a result may be required to scale back or cease operations for our business, the result of which would be that our stockholders would lose some or all of their investment. The accompanying Consolidated Financial Statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE 19 – GOING CONCERN

The accompanying Consolidated Financial Statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying Consolidated Financial Statements, during the year ending December 31, 2020, the Company incurred a net loss of $3,125,595, used cash in operations of $1,370,123 and had a stockholders’ deficit of $4,244,151 as of December 31, 2020. In the year ending December 31, 2019, the Company incurred a net loss of $1,787,669 and used cash in operations of $1,228,699 and had a stockholders’ deficit of $1,990,976 as of December 31, 2019.

The Company attributes this decrease in sales to the discontinuation of smaller distributor agreements in an effort to sign more favorable agreements with larger, reputable tier 1 and mid-size distributors and grocery chains. These contracts saw unforeseen delays and were additionally impacted by the COVID-19 pandemic during the fiscal year. The COVID-19 delayed the Company’s launch of a variety of new products during most of the 2020 fiscal year – drinks and non-drink line broadening items. We expect that revenue will increase in fiscal year 2021 as distribution related to our current distributors affected by COVID-19 that have resumed distribution will continue to see fewer impacts from the COVID-19 pandemic going forward. Despite the impact from COVID-19 on our revenues in the fiscal year 2020, we still anticipate to sign larger, more favorable agreements with larger, tier 1 and mid-size distributors in our Beverage Segment during fiscal 2021.

As a result, the Company’s continuation as a going concern is dependent on the ability to obtain additional financing until we can generate sufficient cash flow from operations to meet our obligations. We intend to continue to seek additional debt or equity financing to continue our operations. There is no assurance that we will ever be profitable or that debt or equity financing will be available to us in the amounts, on terms, and at times deemed acceptable to us, if at all. The issuance of additional equity securities by us would result in a significant dilution in the equity interests of our current stockholders. Obtaining commercial loans, assuming those loans would be available, would increase our liabilities and future cash commitments. If we are unable to obtain financing in the amounts and on terms deemed acceptable to us, we may be unable to continue our business, as planned, and as a result may be required to scale back or cease operations for our business, the result of which would be that our stockholders would lose some or all of their investment. The accompanying Consolidated Financial Statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.